SHARE OPTIONS AND RESTRICTED SHARES	12 Months Ended
Dec. 31, 2011
SHARE OPTIONS AND RESTRICTED SHARES
SHARE OPTIONS AND RESTRICTED SHARES

20.               SHARE OPTIONS AND RESTRICTED SHARES

In April 2005, the Company adopted a stock option scheme (the “Option Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Company to provide grants of share-based compensation as incentives and rewards to encourage employees, officers, consultants and directors in the long-term success of the Company. As of December 31, 2011, options to purchase up to 18.5 million ordinary shares are authorized under the Option Plan. Share options are granted to employees at exercise prices equal to the fair market value of ordinary shares on the date of grant and have a term of five years. Generally, share option grants to employees vest over three years from date of grant while certain options granted vest immediately. Restricted shares are granted to employees at exercise prices equal to zero and generally vest over one to five years. The Company issues new shares of common stock upon the issuance of restricted stock and the exercise of stock options. As of December 31, 2011, options to purchase 16.8 million ordinary shares were granted under the Option Plan.

Share-based compensation cost was approximately $6.6 million, $14.9 million and $12.5 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Options to Employees and Non-employees

A summary of the option activity and information regarding options outstanding as of December 31, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
	(In millions, except price and contract life data)
Options outstanding on January 1, 2011	3.9	8.9673
Forfeited	(0.4)	13.4568
Exercised	(0.4)	6.9220
Options outstanding on December 31, 2011	3.1	8.5833	3.8 years	—
Options vested at December 31, 2011	3.1	8.5833	3.8 years	—
Options exercisable at December 31, 2011	3.1	8.5833	3.8 years	—

No options were granted to employees during the years ended December 31, 2010 or 2011.

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $2,151,515, $764,452 and $624,624, respectively.

As of December 31, 2011, as all outstanding options are vested, there is no unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Option Plan.

Restricted Shares to Employees

The Company granted 1.6 million, 1.6 million and 0.2 million restricted shares during the years ended December 31, 2009, 2010 and 2011, respectively, with an aggregate grant-date fair value of approximately $21.8 million, $13.2 million and $1.9  million, respectively. During the years ended December 31, 2009, 2010 and 2011, 142,605, 707,051 and 454,538 shares of restricted stock were vested with a total grant date fair value of $3.8 million, $10.7 million and $5.7 million, respectively.

These shares were granted in anticipation of services to be provided during the respective vesting periods. The Company recorded the fair value of unvested shares equal to the market price on the date of grant with related compensation expense recognized over the vesting period. Until vested, the restricted shares are not transferable and may not be sold, pledged or otherwise transferred.

The following table summarizes the activity of unvested restricted stock shares during the year ended December 31, 2011:

	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
	(In millions, except price data)
Unvested at January 1, 2011	3.7	$12.30
Granted	0.2	8.27
Vested	(0.5)	12.50
Forfeited	(0.1)	13.73
Unvested at December 31, 2011	3.3	12.11

As of December 31, 2011, there was $15.6 million of total unrecognized compensation cost related to unvested restricted shares to be recognized over a weighted-average period of 3.1 years.